OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Schedule of Other Current Assets	Other current assets consist of the following:
	December 31,
	2018	2017

Other receivables	$26,496	$37,390
	$26,496	$37,390